Income Taxes Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Summary of Income before income taxes by geography
US	$ 14,382	$ 8,730	$ 10,851
Non-US	42,228	32,002	44,994
Income before income taxes and loss in equity interests	56,610	40,732	55,845
Income Tax Expense (Benefit) [Abstract]
U.S. Federal	10,742	7,120	9,053
U.S. State	3,576	1,458	2,525
Non-US	8,273	3,477	4,559
Total Current:	22,591	12,055	16,137
Deferred:
U.S. Federal	(3,754)	(274)	(2,151)
U.S. State	(897)	(163)	(625)
Non-US	(7,350)	(2,231)	(1,510)
Total Deferred taxes	(12,001)	(2,668)	(4,286)
Total	$ 10,590	$ 9,387	$ 11,851
Reconciliation of the standard U.S. statutory tax rate and the Company's effective tax rate
US federal statutory income tax rate (percentage)	35.00%	35.00%	35.00%
State taxes, net of federal effect (percentage)	3.10%	2.10%	2.20%
Tax rate differential on non-U.S. earnings (percent)	(19.30%)	(23.80%)	(21.30%)
Compensation related items (percent)	4.30%	6.50%	6.10%
Increase in valuation allowance (percent)	4.80%	5.00%	1.60%
Tax benefit from Canadian tax currency election	0.00%	(4.70%)	0.00%
Tax on IP transfer	(16.10%)	3.70%	1.60%
Nondeductible loss on investment in NAMEX	3.80%	0.00%	0.00%
Other (percent)	3.10%	(0.80%)	(4.00%)
Effective Income Tax Rate, Continuing Operations	18.70%	23.00%	21.20%